Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current:
Federal									$ 3,578	$ 3,619	$ 1,105
State									489	496	137
Total current									4,067	4,115	1,242
Deferred:
Federal									(267)	391	2,353
State									(50)	74	447
Total deferred									(317)	465	2,800
Total income tax expense	$ 1,052	$ 1,003	$ 730	$ 965	$ 1,083	$ 1,377	$ 1,001	$ 1,119	$ 3,750	$ 4,580	$ 4,042